Other operating expenses - Summary Of Other Operating Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Legal and other consulting expenses	€ 46,886	€ 15,899	€ 16,680
Telecommunication and IT expenses	12,523	8,023	7,334
Software-as-a Service and similar rights	9,482	5,101	3,613
Marketing expenses	5,341	3,469	6,634
Travel expenses	1,803	1,338	5,545
Insurance	4,961	351	306
Office expenses	3,028	3,020	3,864
Other costs	3,284	4,138	2,751
Total	€ 87,308	€ 41,339	€ 46,727